Financial and capital risks management (Fair value measurements) (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2019		Dec. 31, 2018
Financial and capital risks management [line items]
Assets		¥ 428,250,063		¥ 419,903,311
Liabilities		297,871,017		303,781,641
Contingent consideration from Huaneng Group recorded in other receivables and assets		458,000		991,000
Recurring fair value measurement [member]
Financial and capital risks management [line items]
Assets		2,692,811		3,109,507
Liabilities		450,708		545,292
Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Liabilities		2,987		17,752
Recurring fair value measurement [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Liabilities		447,721		527,540
Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Assets		4,601		14
Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, Contingent consideration [member]
Financial and capital risks management [line items]
Assets		457,727	[1]	991,383
Recurring fair value measurement [member] | Accounts Receivable at fair value through other comprehensive income [member]
Financial and capital risks management [line items]
Assets		1,364,579
Recurring fair value measurement [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Assets		86,686		34,691
Recurring fair value measurement [member] | Available-for-sale financial assets, Equity securities (Note 10) [member]
Financial and capital risks management [line items]
Assets	[1]			2,083,419
Recurring fair value measurement [member] | Other equity instrument investments (Note 10) [member]
Financial and capital risks management [line items]
Assets		779,218
Recurring fair value measurement [member] | Level 1 [member]
Financial and capital risks management [line items]
Assets		8,390		8,558
Liabilities		0		0
Recurring fair value measurement [member] | Level 1 [member] | Financial liabilities at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Liabilities		0		0
Recurring fair value measurement [member] | Level 1 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Liabilities		0		0
Recurring fair value measurement [member] | Level 1 [member] | Financial assets at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Assets		0		0
Recurring fair value measurement [member] | Level 1 [member] | Financial assets at fair value through profit or loss, Contingent consideration [member]
Financial and capital risks management [line items]
Assets		0	[1]	0
Recurring fair value measurement [member] | Level 1 [member] | Accounts Receivable at fair value through other comprehensive income [member]
Financial and capital risks management [line items]
Assets		0
Recurring fair value measurement [member] | Level 1 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Assets		0		0
Recurring fair value measurement [member] | Level 1 [member] | Available-for-sale financial assets, Equity securities (Note 10) [member]
Financial and capital risks management [line items]
Assets	[1]			8,558
Recurring fair value measurement [member] | Level 1 [member] | Other equity instrument investments (Note 10) [member]
Financial and capital risks management [line items]
Assets		8,390
Recurring fair value measurement [member] | Level 2 [member]
Financial and capital risks management [line items]
Assets		1,455,866		34,705
Liabilities		450,708		545,292
Recurring fair value measurement [member] | Level 2 [member] | Financial liabilities at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Liabilities		2,987		17,752
Recurring fair value measurement [member] | Level 2 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Liabilities		447,721		527,540
Recurring fair value measurement [member] | Level 2 [member] | Financial assets at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Assets		4,601		14
Recurring fair value measurement [member] | Level 2 [member] | Financial assets at fair value through profit or loss, Contingent consideration [member]
Financial and capital risks management [line items]
Assets		0	[1]	0
Recurring fair value measurement [member] | Level 2 [member] | Accounts Receivable at fair value through other comprehensive income [member]
Financial and capital risks management [line items]
Assets		1,364,579
Recurring fair value measurement [member] | Level 2 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Assets		86,686		34,691
Recurring fair value measurement [member] | Level 2 [member] | Available-for-sale financial assets, Equity securities (Note 10) [member]
Financial and capital risks management [line items]
Assets	[1]			0
Recurring fair value measurement [member] | Level 2 [member] | Other equity instrument investments (Note 10) [member]
Financial and capital risks management [line items]
Assets		0
Recurring fair value measurement [member] | Level 3 [member]
Financial and capital risks management [line items]
Assets		1,228,555		3,066,244
Liabilities		0		0
Recurring fair value measurement [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Liabilities		0		0
Recurring fair value measurement [member] | Level 3 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Liabilities		0		0
Recurring fair value measurement [member] | Level 3 [member] | Financial assets at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Assets		0		0
Recurring fair value measurement [member] | Level 3 [member] | Financial assets at fair value through profit or loss, Contingent consideration [member]
Financial and capital risks management [line items]
Assets		457,727	[1]	991,383
Recurring fair value measurement [member] | Level 3 [member] | Accounts Receivable at fair value through other comprehensive income [member]
Financial and capital risks management [line items]
Assets		0
Recurring fair value measurement [member] | Level 3 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Assets		0		0
Recurring fair value measurement [member] | Level 3 [member] | Available-for-sale financial assets, Equity securities (Note 10) [member]
Financial and capital risks management [line items]
Assets	[1]			¥ 2,074,861
Recurring fair value measurement [member] | Level 3 [member] | Other equity instrument investments (Note 10) [member]
Financial and capital risks management [line items]
Assets		¥ 770,828

[1]	The Company acquired several subsidiaries including Huaneng Shandong Power Generation Co., Ltd. (“Shandong Power”) from Huaneng Group. The acquisition was completed on 1 January 2017. According to the profit compensation agreement associated with the acquisition, Huaneng Group should compensate the Company in cash based on the shortfall of accumulated actual net profit compared with the accumulated forecast net profits of certain subsidiaries of Shandong Power during the compensation period from year 2017 to 2019. As at 31 December 2019, the fair value of the above mentioned contingent consideration from Huaneng Group amounting to RMB458 million was recorded in other receivables and assets.